Leases	6 Months Ended
Oct. 13, 2024
Leases [Abstract]
Leases
Note 7 – Leases
The Company leases various assets, including real estate, retail buildings, restaurant equipment and office equipment. The Company has non-cancelable operating leases expiring at various times through 2036.
In June 2023, the Company entered into a lease amendment for one location that resulted in a lease modification in accordance with Accounting Standards Codification 842, Leases (ASC 842), under which the Company received an abatement of $4,673 and deferral of previously unpaid rent of $4,500. The modification of the lease increased the lease liability by $2,678, decreased accrued occupancy costs by $9,173, and decreased the right-of-use asset, which resulted in a gain of $3,281 that is included as a reduction in the Company’s store occupancy costs, excluding depreciation, on the unaudited condensed consolidated statements of operations for the twenty-four weeks ended October 15, 2023.
As of October 13, 2024, the Company has entered into additional operating leases with $57,782 in aggregate future fixed lease payments related to new locations, which have not yet commenced. As of October 13, 2024, the Company did not have control of the underlying properties.
The components of lease expense are as follows:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 13, 2024	October 15, 2023	October 13, 2024	October 15, 2023
Operating lease cost	$3,997	$3,545	$9,248	$3,877
Variable lease cost	1,274	1,355	2,703	2,569
Short term lease cost	219	215	415	302
Total lease cost	$5,490	$5,115	$12,366	$6,748
The operating lease costs, except pre-opening costs of $442 and $589 for the twelve and twenty-four weeks ended October 13, 2024, respectively, and $394 and $1,003 for the twelve and twenty-four weeks ended October 15, 2023, respectively, are included within store occupancy costs on the unaudited condensed consolidated statements of operations.
Leases
The Company leases various assets, including real estate, retail buildings, restaurant equipment and office equipment. The Company has non-cancelable operating leases expiring at various times through 2036.
In June 2023, the Company entered into a lease amendment for one location that resulted in a lease modification in accordance with Accounting Standards Codification 842, Leases (ASC 842), under which the Company received an abatement of $4,673 and deferral of previously unpaid rent of $4,500. The modification of the lease increased the lease liability by $2,678, decreased accrued occupancy costs by $9,173 and decreased the lease asset, which resulted in a gain of $3,281 that is included as a reduction in the Company’s store occupancy costs, excluding depreciation, line of the consolidated statements of operations for the fiscal year ended April 28, 2024.
As of April 28, 2024, the Company entered into additional operating leases with $81,226 in aggregate future fixed lease payments related to new locations, which have not yet commenced. As of April 28, 2024, the Company did not have control of the underlying properties.
The components of lease expense are as follows:

	April 28, 2024	April 30, 2023
Operating lease cost	$12,980	$14,199
Variable lease cost	5,936	3,616
Short term lease cost	172	43
Total lease cost	$19,088	$17,858
The operating lease costs, except pre-opening costs of $1,418 for the year ended April 28, 2024 and $1,547 for year ended April 30, 2023, are included within store occupancy costs on the consolidated statements of operations.
Supplemental cash flow information is as follows:

	April 28, 2024	April 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$28,244	$25,549
The aggregate future fixed lease payments for operating leases as of April 28, 2024 are as follows:

2025	$25,971
2026	21,858
2027	21,273
2028	20,289
2029	16,866
Thereafter	85,939
Total Lease payments	192,196
Less: imputed interest	(82,682)
Total	$109,514
Other information related to operating leases is as follows:

	2024	2023
Weighted-average remaining lease term (years)	12.0	9.8
Weighted-average discount rate	11.7%	9.5%